Accruals and other current liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accruals and other current liabilities [Abstract]
Accrued salaries and welfare			¥ 16,881	¥ 17,334
Business and other taxes payables	[1]		23,375	12,473
Legal and professional fees	[2]		13,436	13,226
Deferred government subsidies			1,179	¥ 230
Receipt in advance	[3]		5,629
Others			7,702	¥ 4,023
Total		$ 10,529	¥ 68,202	¥ 47,286

[1]	Other business and other tax payables include business taxes, value-added taxes and withholding taxes for the content fees paid/payable to the overseas game developers.
[2]	Legal and professional fees mainly include unpaid professional service fees, such as legal consultation service fees, audit service fees, etc. for the purpose of year end annual reporting.
[3]	The receipt in advance represents the prepayment of the royalty fee from other game publishers in relation to the mobile games licensed by the Group to them.